Early Plant Retirements - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Operating Expenses	$ 15,256	$ 14,485	$ 14,073
Depreciation and Amortization	$ 3,033	$ 2,891	$ 2,717